Other Income / Expense - Summary of other income (Detail) - CAD ($)	3 Months Ended				12 Months Ended
	Mar. 31, 2022		Mar. 31, 2021		Dec. 31, 2021		Dec. 31, 2020		Dec. 31, 2019
Gains (losses) on disposals of investments [abstract]
Government assistance	$ (379,646)	[1]	$ (1,176,374)	[1]	$ (4,201,822)	[2]	$ (2,775,677)	[2]
Government loan forgiveness	0		(117,312)		1,825,237	[3]	124,507	[3]
Derecognition of contingent consideration	0		(581,117)		1,010,024
Other	(18,622)		(35,503)		89,014		32,158		$ 167,913
Total other income	$ (398,268)		$ (1,910,306)		$ (7,126,097)		$ (2,932,342)		$ (167,913)

[1]	Majority of government grants from the Canadian Government for wage and rental subsidies.
[2]	Majority represents amounts received from the Canadian Government for wage and rental subsidies associated with COVID-19. The amount of government assistance available is dependent on the programs in place and the Company’s eligibility for these programs.
[3]	Includes other income recognized as below market interest rate benefit.